ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Reclassifications (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	$ 6,082	$ 5,174	$ 10,727	$ 9,270
Cost of goods sold	(4,377)	(3,716)	(7,663)	(6,612)
Other, net	(148)	(156)	(331)	(298)
Interest expense	(162)	(137)	(300)	(290)
Income taxes	(228)	(152)	(387)	(268)
Net income	552	699	888	1,124
Reclassification out of accumulated other comprehensive income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(13)	(35)	(31)	(75)
Reclassification out of accumulated other comprehensive income | Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income taxes	(7)	(8)	(14)	(8)
Net income	(33)	(34)	(66)	(61)
Reclassification out of accumulated other comprehensive income | Unrealized Gain (Loss) on Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	(1)	1	(2)	3
Cost of goods sold	41	(2)	58	(27)
Other, net	(6)	(1)	4	6
Interest expense	(9)	1	(17)	3
Income taxes	(5)	0	(8)	1
Net income	20	(1)	35	(14)
Reclassification out of accumulated other comprehensive income | Change in Retirement Plans’ Funded Status
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	6	8	11	15
Amortization of prior service cost	$ (32)	$ (34)	$ (63)	$ (68)